PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2016	2015

Cost:
Computers and peripheral equipment	$48	$100
Office furniture and equipment	3	10

	51	110
Accumulated depreciation:
Computers and peripheral equipment	38	91
Office furniture and equipment	2	9

	40	100

Depreciated cost	$11	$10

During the year ended December 31, 2016 total cost and accumulated depreciation of $ 67 related to fully depreciated fixed assets were disposed from the consolidated balance sheets.

Depreciation expenses for the years ended December 31, 2016 and 2015 were $7 and $9 respectively.